NET FINANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net finance result

	2023	2022	2021
Finance expenses
Interest expense	(2,432.2)	(2,328.3)	(1,431.8)
Net Interest on pension plans	(114.3)	(107.9)	(115.6)
Losses on hedging instruments	(1,675.1)	(3,158.4)	(2,540.2)
Interest on provision for disputes and litigation	(269.2)	(456.6)	(290.0)
Exchange differences	(1,154.0)	(751.1)	(453.9)
Tax on financial transactions	(178.3)	(339.6)	(216.6)
Bank guarantee expenses	(249.8)	(176.1)	(174.9)
Other financial results	(207.2)	(574.2)	(204.8)
Total of finance expenses	(6,280.1)	(7,892.2)	(5,427.8)

Finance income
Interest income	2,085.6	2,167.7	1,101.6
Interest and foreign exchange rate on loans to/from related parties	119.2	37.1	42.5
Financial instruments at fair value through profit or loss	-	95.5	77.0
Other financial results	289.4	565.3	78.9
Total	2,494.2	2,865.6	1,300.0

Effect of application of IAS 29 (hyperinflation)	176.1	1,603.5	922.4
Total of finance income	2,670.3	4,469.1	2,222.4

Net finance result	(3,609.8)	(3,423.1)	(3,205.4)

Schedule of interest expenses

	2023	2022	2021
Financial instruments measured at amortized cost	(644.1)	(764.0)	(466.0)
Financial instruments at fair value through profit or loss (i)	(1,788.1)	(1,564.3)	(965.8)
	(2,432.2)	(2,328.3)	(1,431.8)

(i)	Include R$1,231 million (R$654 million at December 31, 2022) as accounts payable present value adjustment.

Schedule of interest income

	2023	2022	2021
Cash and cash equivalents	1,072.2	791.6	329.5
Investment on debt securities	49.2	175.9	84.7
Other receivables (i)	964.2	1,200.2	687.4
	2,085.6	2,167.7	1,101.6

(i)	Refers, mainly, to monetary adjustment of recoverable tax.